Concentrations (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) Customers Suppliers	Mar. 31, 2019 USD ($) Customers Suppliers	Sep. 30, 2019 USD ($) Customers Suppliers	Sep. 30, 2018 USD ($) Customers Suppliers
Concentrations (Textual)
Cash, FDIC insured amount | $	$ 250,000		$ 250,000	$ 250,000
Concentrations of foreign sales | $	$ 5,200	$ 22,181	$ 57,483
Sales Revenue, Net [Member] | Customer One [Member]
Concentrations (Textual)
Concentration risk, percentage	82.20%	52.50%	52.00%	52.00%
Number of customers | Customers	1	2	2	3
Sales Revenue, Net [Member] | Customer Two [Member]
Concentrations (Textual)
Concentration risk, percentage		15.50%	14.00%	17.00%
Number of customers | Customers		2	2	3
Sales Revenue, Net [Member] | Customer Three [Member]
Concentrations (Textual)
Concentration risk, percentage				10.00%
Number of customers | Customers				3
Accounts Receivable [Member] | Customer One [Member]
Concentrations (Textual)
Concentration risk, percentage	66.00%		57.00%	50.00%
Number of customers | Customers	2		2	3
Accounts Receivable [Member] | Customer Two [Member]
Concentrations (Textual)
Concentration risk, percentage	19.40%		20.00%	20.00%
Number of customers | Customers	2		2	3
Accounts Receivable [Member] | Customer Three [Member]
Concentrations (Textual)
Concentration risk, percentage				20.00%
Number of customers | Customers				3
Supplier One [Member] | Purchase [Member]
Concentrations (Textual)
Concentration risk, percentage	34.40%	22.00%
Number of suppliers	2	2
Supplier One [Member] | Accounts Payable [Member]
Concentrations (Textual)
Concentration risk, percentage			14.00%	18.00%
Number of suppliers			3	3
Supplier Two [Member] | Purchase [Member]
Concentrations (Textual)
Concentration risk, percentage	21.00%	18.00%
Number of suppliers	2	2
Supplier Two [Member] | Accounts Payable [Member]
Concentrations (Textual)
Concentration risk, percentage			12.00%	13.00%
Number of suppliers			3	3
Supplier Three [Member] | Accounts Payable [Member]
Concentrations (Textual)
Concentration risk, percentage			12.00%	11.00%
Number of suppliers			3	3
Supplier Concentration Risk [Member] | Supplier One [Member]
Concentrations (Textual)
Concentration risk, percentage			18.00%	34.00%
Number of suppliers			2	2
Supplier Concentration Risk [Member] | Supplier Two [Member]
Concentrations (Textual)
Concentration risk, percentage			18.00%	10.00%
Number of suppliers			2	2